Document and Entity Information	12 Months Ended
Nov. 27, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Nov. 27, 2012
Registrant Name	BLACKROCK BOND ALLOCATION TARGET SHARES
Central Index Key	0001221845
Amendment Flag	false
Document Creation Date	Nov. 27, 2012
Document Effective Date	Nov. 27, 2012
Prospectus Date	Nov. 27, 2012